Financial assets and liabilities (Details Narrative)				1 Months Ended	12 Months Ended
	Sep. 28, 2023 USD ($) shares	Oct. 13, 2021 USD ($) shares item	Jun. 20, 2019 USD ($) item	Aug. 31, 2024	Dec. 31, 2024 USD ($) item	Sep. 28, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 10, 2025 MXN ($)	Dec. 31, 2024	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 19, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 28, 2023 MXN ($)	Sep. 20, 2023	Aug. 31, 2023	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 Colon	Dec. 31, 2022 GTQ (Q)	Dec. 31, 2022 COP ($)	Jun. 08, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Jun. 20, 2019 MXN ($)
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis																											0.25%
Financial liabilities					$ 809,978,000		$ 653,065,000	$ 273,035,000
Line of credit facility amount					1,873,384,000		1,388,830,000
Line of credit facility amount related to financial debt					1,315,384,000		960,930,000
Line of credit facility amount undrawn					308,592,000		228,435,000
Line of credit facility amount related to letters					558,000,000		427,900,000
Line of credit facility amount undrawn related to letters					229,272,000		$ 178,800,000
Available lines of credi facility amount					537,864,000
Financial liabilities									19.5478		20.2683	512.2300	7.71833	4,409.15					16.8935	524.7900	7.8301	3,822.05							19.3615	594.9700	7.8515	4,810.20
Asset Backed Trust Notes Ticket VOLARCB 19 [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued | item			15,000,000
Number of notes issued			$ 74,000,000		$ 148,000,000						$ 3,000,000,000																										$ 1,500,000,000
Financial liabilities			10,000		10,000,000						202,700,000																										202,700
Asset Backed Trust Notes Ticket VOLARCB 21L [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued | item		15,000,000
Number of notes issued		$ 74,000,000			$ 148,000,000						$ 3,000,000,000																									$ 1,500,000,000
Financial liabilities		10,000			10,000,000						202,700,000																									202,700
Sustainability Linked Bond Principles 2020 [Member]
IfrsStatementLineItems [Line Items]
Revenue interest rate					25.53%		24.08%	21.54%
Sustainability Linked Bond Principles 2020 [Member] | Year 2030 [Member]
IfrsStatementLineItems [Line Items]
Revenue interest rate					35.42%
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										0.25%
Number of notes issued | shares	15,000,000	15,000,000
Number of notes issued	$ 85,800,000	$ 72,100,000																								$ 1,500,000,000										$ 1,500,000,000
Financial liabilities	1	1																																		20.80
Borrowings maturity term		5 years				5 years
Borrowings	$ 286,200,000	$ 144,200,000																								$ 5,000,000,000										$ 3,000,000,000
Asset Backed Trust Notes Ticket VOLARCB 23 [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued | item					15,000,000
Financial liabilities	10,000				10,000						202,700															202,700
Borrowings	$ 246,700,000				$ 74,000,000						$ 1,500,000,000															$ 5,000,000,000
Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																									6.20%
Nbb V 11218 Lease Partnership [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																									6.20%
NBB V11951 Lease Partnership [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																									6.20%
Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																								7.16%	7.16%
Nbb Pintail Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																							6.99%
Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				6.20%						6.20%						6.20%		6.20%
BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																6.86%	6.86%
RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																6.80%
Aircraft [member]
IfrsStatementLineItems [Line Items]
Maturity date				December 31, 2028
Financial liabilities					360,982,000
SOFR [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										0.05%					2.75%													0.05%					2.98%
Percentage Of 175 Basis Point [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										175.00%
Financial liabilities					$ 12,300,000		$ 24,700,000	$ 24,700,000			$ 250,000,000								$ 500,000,000										$ 500,000,000					$ 12,300,000	$ 250,000,000
Financial liabilities					10,000		10,000	10,000			202,700								202,700										202,700					10,000	202,700
Borrowings maturity term					5 years
Percentage Of 175 Basis Point [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000						202,700
Percentage Of 175 Basis Point [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000						202,700
Percentage Of 175 Basis Point [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000						202,700
Percentage Of 175 Basis Point [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000						202,700
Percentage Of 200 Basis Point [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										2.00%
Borrowings maturity term					5 years
Percentage Of 200 Basis Point [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 4,100,000						$ 83,333,000
Percentage Of 200 Basis Point [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					24,700,000						500,000,000
Percentage Of 200 Basis Point [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					24,700,000						500,000,000
Percentage Of 200 Basis Point [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 20,600,000						416,667,000
Percentage Of 215 Basis Point [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										2.15%
Borrowings maturity term					5 years
Percentage Of 215 Basis Point [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 9,300,000						$ 187,500,000
Financial liabilities					10,000						202,700
Percentage Of 215 Basis Point [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 37,000,000						$ 750,000,000
Financial liabilities					10,000						202,700
Percentage Of 215 Basis Point [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 27,800,000						$ 562,500,000
Financial liabilities					10,000						202,700
28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Period of debt service					6 months
Period of debt service extended					6 months
Debt ratio					2.5
Consecutive days for event Of retention					90 days
Joint obligor as percentage of EBITDA					85.00%
28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										2.50%
28-day TIIE [Member] | Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis	2.15%	2.00%																								2.15%										2.00%
Top of range [member] | 28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										10.00%
Financial Debt 1 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					June 20, 2024
Borrowings, adjustment to interest rate basis										1.75%
Financial Debt 2 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					October 20, 2026
Financial Debt 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										2.00%
Financial Debt [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										0.25%
Financial Debt 3 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					September 20, 2028
Borrowings, adjustment to interest rate basis										2.15%
Financial Debt 4 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					December 31, 2028
Financial Debt 4 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										2.98%
Financial Debt 4 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										0.05%
Financial Debt 5 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					November 30, 2025
Financial Debt 5 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										3.00%
Financial Debt 5 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										0.26%
Financial Debt 6 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					November 30, 2025
Financial Debt 6 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										4.25%
Financial Debt 6 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										0.26%
Financial Debt 7 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					May 31, 2025
Borrowings, adjustment to interest rate basis										3.90%
Financial Debt 8 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					May 31, 2027
Financial Debt 8 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										2.00%
Financial Debt 8 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis										0.26%
Financial Debt 9 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					September 15, 19 and 26, 2028
Borrowings, adjustment to interest rate basis										6.20%
Financial Debt 10 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					September 9, 2028
Borrowings, adjustment to interest rate basis										6.20%
Financial Debt 11 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					September 12, 2028
Borrowings, adjustment to interest rate basis										6.20%
Financial Debt 12 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					September and October 2028
Borrowings, adjustment to interest rate basis										7.16%
Financial Debt 13 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					November 27, 2028
Borrowings, adjustment to interest rate basis										6.99%
Financial Debt 14 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					July, August, October and November 2029
Borrowings, adjustment to interest rate basis										6.20%
Financial Debt 15 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					November 14, 2032
Borrowings, adjustment to interest rate basis										6.80%
Financial Debt 16 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					October and November 2029
Borrowings, adjustment to interest rate basis										6.86%